SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	December 31, 2017	December 31, 2016
Common stock issuable upon conversion of convertible debentures	6,147,059	1,081,000
Options to purchase common stock	14,377,570	14,824,158
Warrants to purchase common stock	35,187,847	15,488,056
Totals	55,712,476	31,393,214